Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.09%<<
Fixed Income Funds — 24.08%
Macquarie VIP Corporate Bond Series Service Class	2,393,200	$11,463,430
Macquarie VIP High Income Series Standard Class	99,031	293,131
Macquarie VIP Limited-Term Bond Series Service Class	579,783	2,724,979
		14,481,540
Global / International Equity Fund — 24.55%
Macquarie VIP International Core Equity Series Service Class	840,321	14,764,445
		14,764,445
US Equity Funds — 49.46%
Macquarie VIP Core Equity Series Service Class	728,016	10,345,117
Macquarie VIP Growth and Income Series Standard Class	72,462	2,503,571
Macquarie VIP Growth Series Service Class	734,364	7,622,697
Macquarie VIP Mid Cap Growth Series Standard Class	63,047	665,143
Macquarie VIP Small Cap Growth Series Standard Class	95,482	634,954
Macquarie VIP Smid Cap Core Series Service Class	224,642	2,915,853
Macquarie VIP Value Series Service Class	1,027,274	5,054,187
		29,741,522
Total Affiliated Mutual Funds (cost $65,505,394)		58,987,507

Short-Term Investments — 1.76%
Money Market Mutual Funds — 1.76%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	264,447	264,447
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	264,447	264,447
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	264,447	264,447
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	264,446	$ 264,446
Total Short-Term Investments (cost $1,057,787)		1,057,787

Total Value of Securities—99.85% (cost $66,563,181)		60,045,294
Receivables and Other Assets Net of Liabilities—0.15%★		92,604
Net Assets Applicable to 12,939,528 Shares Outstanding—100.00%		$60,137,898
<<	Affiliated company.
★	Includes $146,600 cash collateral held at broker for futures contracts as of September 30, 2024.
The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000 Index	$(224,920)	$(215,334)	12/20/24	$(9,586)	$(490)
(9)	E-Mini S&P 500 Index	(2,616,413)	(2,548,324)	12/20/24	(68,089)	(10,350)
Total Futures Contracts			$(2,763,658)		$(77,675)	$(10,840)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ- IV043 [0924] 1124 (4017999)    1